Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 16, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation
S-K,
the following table sets forth information regarding the Company’s performance and the “compensation actually paid” (or CAP) to our NEOs as calculated in accordance with SEC disclosure rules. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with its financial and operational performance, refer to the Compensation Discussion and Analysis section.

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(b)(1) (1)	Summary Compensation Table Total for PEO(b)(2) (2)	Compensation Actually Paid to PEO(c)(1) (3)	Compensation Actually Paid to PEO(c)(2) (4)	Average Summary Compensation Table Total for Non-PEO NEOs(d)	Average Compensation Actually Paid to Non-PEO NEOs(e) (9)	Total Shareholder Return(f) (10)	Peer Group Total Shareholder Return(g) (11)	Net Income (in millions(h) (12)	Revenue Metric Used for 2023 Annual Incentive Program (in millions) (i) (13)

2023 (5)	n/a	$19,435,522	n/a	$15,649,373	$6,589,756	$5,887,811	$46.83	$118.51	($6,654)	$14,571

2022 (6)	$45,321,374	$15,830,864	$19,650,428	$4,772,653	$8,545,905	$3,155,213	$51.00	$100.28	($16,720)	$14,816

2021 (7)	$25,023,771	n/a	($110,502)	n/a	$10,257,289	$2,697,248	$80.26	$120.19	$417	$13,843

2020 (8)	$17,905,009	n/a	$16,684,741	n/a	$16,506,772	$14,866,206	$102.76	$124.60	$158	$12,591
(1)
Gary A.
Norcross departed the Company as CEO effective December 16, 2022.
(2) Reflects compensation amounts reported in the 2023 and 2022 Summary Compensation Table for Ms. Ferris, our current CEO effective December 16, 2022.
(3) “Compensation Actually Paid” to Mr. Norcross in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (b)(1) of the table above, adjusted as set forth in the table below as determined in accordance with the applicable SEC rules.
(4) “Compensation Actually Paid” to Ms. Ferris in 2023 and 2022, reflects the amount set forth in column (b)(2) of the table above, adjusted as set forth in the table below as determined in accordance with the applicable SEC rules.

Year	2020	2021	2022	2022	2023

PEO	Gary A. Norcross	Gary A. Norcross	Gary A. Norcross	Stephanie L. Ferris	Stephanie L. Ferris

Summary Compensation Table (SCT) Total ($)	17,905,009	25,023,771	45,321,374	15,830,864	19,435,522

Deduct: Amounts Reported under the “Stock Awards” Column in the SCT ($)	(12,385,502)	(14,339,482)	(30,599,876)	(12,922,017)	(9,005,347)

Deduct: Amounts Reported under the “Option Awards” Column in the SCT ($)	(3,749,992)	(4,250,002)	—	(1,999,990)	(6,479,998)

Increase: Fair Value of Awards Granted during the year that remain Outstanding and Unvested as of year-end ($)	19,776,819	13,333,489	—	7,191,400	14,036,961

Increase: Fair Value of Awards Granted during the year that Vested during the year ($)	—	—	14,537,377	—	—

Increase/deduct: Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of year-end ($)	1,083,491	(13,943,099)	—	(1,765,254)	(975,079)

Increase/deduct: Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year ($)	(5,609,821)	439,855	(9,231,661)	—	(55,507)

Deduct: Fair Value of Awards Granted Prior to year that were Forfeited during year ($)	(335,263)	(6,375,034)	(376,786)	(1,562,349)	(1,307,179)

Compensation Actually Paid ($)	16,684,741	(110,502)	19,650,428	4,772,653	15,649,373
Categories with no values are excluded from the table above, which include: deduction for change in the actuarial present values, increase for service cost for pension plans, increase for prior service cost for pension plans, increase based upon incremental fair value of awards modified during the covered year, and increase based on dividends or other earnings paid during year prior to the vesting date of an award.
The fair value of the stock options was determined using the Black-Scholes option pricing model. Adjustments have been made using stock option fair values as of each measurement date using the stock price, term, volatility, dividend yield, and risk-free rate as of the measurement date. The fair value of performance stock units with market condition was determined
using the Monte Carlo model, and is based on (i) actual achievement of performance conditions for performance period completed or (ii) probable outcome of performance conditions as of each measurement date for performance periods not completed. The fair value of the performance stock units without market condition was determined using the stock price at each measurement date and is based on (i) actual achievement of performance conditions for performance period completed or (ii) probable outcome of performance conditions as of each measurement date for performance periods not completed. For the fair value of time-vested restricted stock units grant date fair values are based on stock price as of each measurement date. The fair value calculation used herein is consistent with the fair value methodology used to account for share-based payments in our financial statements.
(5) 2023 reflects the average compensation information for Ms. Tsai, Ms. Williams, Messrs. Gileadi, Hoag and Kehoe.
(6) 2022 reflects the average compensation information for Ms. Tsai, Ms. Williams, Messrs. Gileadi, Hoag and Woodall.
(7) 2021 reflects the average compensation information for Ms. Ferris, Messrs. Boyd, Lowthers, Ramji and Woodall.
(8) 2020 reflects the average compensation information for Ms. Ferris, Messrs. Boyd, Heimbouch, Lowthers, Ramji, and Woodall.
(9) “Average Compensation Actually Paid” to the
Non-PEO
NEOs listed above in each of 2023, 2022, 2021 and 2020 reflects the average amount set forth in column (d) of the table above, adjusted as set forth in the table below as determined in accordance with the applicable SEC rules.

Year	2020 Average	2021 Average	2022 Average	2023 Average

Non-PEO NEOs	(8)	(7)	(6)	(5)

SCT Total ($)	16,506,772	10,257,289	8,545,905	6,589,756

Deduct: Amounts Reported under the “Stock Awards” Column in the SCT ($)	(3,801,637)	(3,948,192)	(5,423,849)	(3,534,107)

Deduct: Amounts Reported under the “Option Awards” Column in the SCT ($)	(917,720)	(1,138,876)	(829,998)	(936,002)

Increase: Fair Value of Awards Granted during the year that remain Outstanding and Unvested as of year-end ($)	4,504,649	3,761,408	2,868,422	4,422,045

Increase: Fair Value of Awards Granted during the year that Vested during year ($)	991,118	—	126,369	—

Increase/deduct: Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of year-end ($)	149,092	(3,579,308)	(540,179)	(220,778)

Increase/deduct: Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year ($)	364,656	(15,284)	(598,284)	(82,400)

Deduct: Fair Value of Awards Granted Prior to year that were Forfeited during year ($)	(2,930,723)	(2,639,788)	(993,174)	(350,703)

Compensation Actually Paid ($)	14,866,206	2,697,248	3,155,213	5,887,811
Categories with no values are excluded from the table above, which include: deduction for change in the actuarial present values, increase for service cost for pension plans, increase for prior service cost for pension plans, increase based upon incremental fair value of awards modified during year, and increase based on dividends or other earnings paid during year prior to the vesting date of an award.
The fair value of the stock options was determined using the Black-Scholes option pricing model. Adjustments have been made using stock option fair values as of each measurement date using the stock price, term, volatility, dividend yield, and risk-free rate as of the measurement date. The fair value of performance stock units with market condition was determined using the Monte Carlo model, and is based on (i) actual achievement of performance conditions for performance period completed or (ii) probable outcome of performance conditions as of each measurement date for performance periods not completed. The fair value of the performance stock units without market condition was determined using stock price at each measurement date and is based on (i) actual achievement of performance conditions for performance period completed or (ii) probable outcome of performance conditions as of each measurement date for performance periods not completed. For the fair value of time-vested restricted stock units grant date fair values are based on stock price as of each measurement date. Fair value calculation used herein is consistent with the fair value methodology used to account for share-based payments in our financial statements.
(10) For the relevant fiscal year, represents the cumulative TSR of FIS for the measurement periods beginning on December 31, 2019 and ending on December 31 of each year 2023, 2022, 2021 and 2020, respectively, assuming the value of the investment in our common stock including reinvestment of dividends was $100.
(11) For the relevant fiscal year, represents the cumulative TSR of the S&P Supercap Data Processing & Outsourced Services Index (the same industry index we use for purposes of the comparative total shareholder return graph in our Annual Report on Form 10-K for the year ended December 31, 2023) including reinvestment of dividends.
In our 2023 Proxy Statement, we calculated the cumulative peer group total shareholder
return using our benchmarking peer group, which included the following companies: Adobe, Inc., American Express Company, Automatic Data Processing, Inc., Broadridge Financial Solutions, Inc., Cognizant Technology Corporation, Discover Financial Services, DXC Technology Co., Fiserv, Inc., Global Payments Inc., Intuit Inc., Mastercard Incorporated, Nasdaq, Inc., PayPal Holdings, Inc., salesforce.com, Inc., SS&C Technologies, Inc., Square, Inc., Visa Inc., and VMware, Inc. We decided to change from using our benchmarking peer group to an industry index because the industry index and TSR performance are more readily available, and because using the industry index avoids the need to recalculate prior years’ results when a change is made to the benchmarking peer group, thereby improving comparability of results between years. If we had continued using the same benchmarking peer group, the cumulative peer group TSR, assuming $100 invested in such peer group
including reinvestment of dividends, would have been $138.15 for 2020, $146.05 for 2021, $110.85 for 2022 and $149.36 for 2023.
(12) Reflects “Net Income” in the companies Consolidated Income Statements included in the Company’s Annual Reports on Form
10-K
for each of the years ended December 31, 2023, 2022, 2021 and 2020.
(13) Company-selected Measure is the revenue metric used for the 2023 annual incentive program, which is based on GAAP revenue as well as revenue from discontinued operations, adjusted for the impact of foreign currency exchange rates. This metric is an important measure of the growth of the Company, our ability to satisfy our customers and to gain new customers, and the effectiveness of our products and solutions.

Company Selected Measure Name		Revenue Metric
Named Executive Officers, Footnote
(5) 2023 reflects the average compensation information for Ms. Tsai, Ms. Williams, Messrs. Gileadi, Hoag and Kehoe.
(6) 2022 reflects the average compensation information for Ms. Tsai, Ms. Williams, Messrs. Gileadi, Hoag and Woodall.
(7) 2021 reflects the average compensation information for Ms. Ferris, Messrs. Boyd, Lowthers, Ramji and Woodall.
(8) 2020 reflects the average compensation information for Ms. Ferris, Messrs. Boyd, Heimbouch, Lowthers, Ramji, and Woodall.

Peer Group Issuers, Footnote
(11) For the relevant fiscal year, represents the cumulative TSR of the S&P Supercap Data Processing & Outsourced Services Index (the same industry index we use for purposes of the comparative total shareholder return graph in our Annual Report on Form 10-K for the year ended December 31, 2023) including reinvestment of dividends.
In our 2023 Proxy Statement, we calculated the cumulative peer group total shareholder
return using our benchmarking peer group, which included the following companies: Adobe, Inc., American Express Company, Automatic Data Processing, Inc., Broadridge Financial Solutions, Inc., Cognizant Technology Corporation, Discover Financial Services, DXC Technology Co., Fiserv, Inc., Global Payments Inc., Intuit Inc., Mastercard Incorporated, Nasdaq, Inc., PayPal Holdings, Inc., salesforce.com, Inc., SS&C Technologies, Inc., Square, Inc., Visa Inc., and VMware, Inc. We decided to change from using our benchmarking peer group to an industry index because the industry index and TSR performance are more readily available, and because using the industry index avoids the need to recalculate prior years’ results when a change is made to the benchmarking peer group, thereby improving comparability of results between years. If we had continued using the same benchmarking peer group, the cumulative peer group TSR, assuming $100 invested in such peer group
including reinvestment of dividends, would have been $138.15 for 2020, $146.05 for 2021, $110.85 for 2022 and $149.36 for 2023.

Adjustment To PEO Compensation, Footnote
(4) “Compensation Actually Paid” to Ms. Ferris in 2023 and 2022, reflects the amount set forth in column (b)(2) of the table above, adjusted as set forth in the table below as determined in accordance with the applicable SEC rules.

Year	2020	2021	2022	2022	2023

PEO	Gary A. Norcross	Gary A. Norcross	Gary A. Norcross	Stephanie L. Ferris	Stephanie L. Ferris

Summary Compensation Table (SCT) Total ($)	17,905,009	25,023,771	45,321,374	15,830,864	19,435,522

Deduct: Amounts Reported under the “Stock Awards” Column in the SCT ($)	(12,385,502)	(14,339,482)	(30,599,876)	(12,922,017)	(9,005,347)

Deduct: Amounts Reported under the “Option Awards” Column in the SCT ($)	(3,749,992)	(4,250,002)	—	(1,999,990)	(6,479,998)

Increase: Fair Value of Awards Granted during the year that remain Outstanding and Unvested as of year-end ($)	19,776,819	13,333,489	—	7,191,400	14,036,961

Increase: Fair Value of Awards Granted during the year that Vested during the year ($)	—	—	14,537,377	—	—

Increase/deduct: Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of year-end ($)	1,083,491	(13,943,099)	—	(1,765,254)	(975,079)

Increase/deduct: Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year ($)	(5,609,821)	439,855	(9,231,661)	—	(55,507)

Deduct: Fair Value of Awards Granted Prior to year that were Forfeited during year ($)	(335,263)	(6,375,034)	(376,786)	(1,562,349)	(1,307,179)

Compensation Actually Paid ($)	16,684,741	(110,502)	19,650,428	4,772,653	15,649,373

Non-PEO NEO Average Total Compensation Amount		$ 6,589,756	$ 8,545,905		$ 10,257,289	$ 16,506,772
Non-PEO NEO Average Compensation Actually Paid Amount		$ 5,887,811	3,155,213		2,697,248	14,866,206
Adjustment to Non-PEO NEO Compensation Footnote
(9) “Average Compensation Actually Paid” to the
Non-PEO
NEOs listed above in each of 2023, 2022, 2021 and 2020 reflects the average amount set forth in column (d) of the table above, adjusted as set forth in the table below as determined in accordance with the applicable SEC rules.

Year	2020 Average	2021 Average	2022 Average	2023 Average

Non-PEO NEOs	(8)	(7)	(6)	(5)

SCT Total ($)	16,506,772	10,257,289	8,545,905	6,589,756

Deduct: Amounts Reported under the “Stock Awards” Column in the SCT ($)	(3,801,637)	(3,948,192)	(5,423,849)	(3,534,107)

Deduct: Amounts Reported under the “Option Awards” Column in the SCT ($)	(917,720)	(1,138,876)	(829,998)	(936,002)

Increase: Fair Value of Awards Granted during the year that remain Outstanding and Unvested as of year-end ($)	4,504,649	3,761,408	2,868,422	4,422,045

Increase: Fair Value of Awards Granted during the year that Vested during year ($)	991,118	—	126,369	—

Increase/deduct: Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of year-end ($)	149,092	(3,579,308)	(540,179)	(220,778)

Increase/deduct: Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year ($)	364,656	(15,284)	(598,284)	(82,400)

Deduct: Fair Value of Awards Granted Prior to year that were Forfeited during year ($)	(2,930,723)	(2,639,788)	(993,174)	(350,703)

Compensation Actually Paid ($)	14,866,206	2,697,248	3,155,213	5,887,811

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs

The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the named executive officers for 2023.

Performance measure	How calculated	Reason for use

Revenue metric used for 2023 annual cash incentive program	Please see pages 67-69	Please see pages 67-69

EBITDA metric used for 2023 annual cash incentive program	Please see pages 67-69	Please see pages 67-69

Annual Organic Revenue Growth
The percentage increase of GAAP Revenue as reported in the Company’s current-period Annual Report on Form 10-K, as well as revenue from discontinued operations, excluding the impact of fluctuations in foreign currency exchange rates and revenues from our non-strategic businesses in our Corporate and Other Segment, compared to a revenue base for the prior period which is adjusted for the impact of acquisitions and divestitures.
Annual Organic Revenue Growth is a key metric that measures how the business is executing in growing its current business and generating new business.

Performance measure	How calculated	Reason for use

Annual Margin Expansion
The percentage increase of Adjusted EBITDA divided by GAAP Revenue, both as reported in the Company’s Annual Report on
Form 10-K
and including discontinued operations. Adjusted EBITDA is defined as net earnings (loss) before net interest expense, net other income (expense), income tax provision (benefit), equity method investment earnings (loss), and depreciation and amortization, and excludes certain costs and other transactions that management deems non-operational
in nature as well as the impact of the
non-strategic
businesses in our Corporate and Other segment.

Annual Margin Expansion is a key metric used to monitor costs and determine the efficiency and scalability of the business as revenue grows. Combined with Organic Revenue Growth, these factors ensure growth of the fundamental business in a cost-focused manner. Annual Margin Expansion is widely followed by shareholders.

Cash flow metric used for 2023 annual cash incentive program	Please see pages 67-69	Please see pages 67-69

Total Shareholder Return Amount		$ 46.83	51		80.26	102.76
Peer Group Total Shareholder Return Amount		118.51	100.28		120.19	124.6
Net Income (Loss)		$ (6,654,000,000)	$ (16,720,000,000)		$ 417,000,000	$ 158,000,000
Company Selected Measure Amount		14,571,000,000	14,816,000,000		13,843,000,000	12,591,000,000
PEO Name	Ms. Ferris	Ms. Ferris		Gary A. Norcross	Gary A. Norcross	Gary A. Norcross
Measure:: 1
Pay vs Performance Disclosure
Name		Revenue metric
Non-GAAP Measure Description		Company-selected Measure is the revenue metric used for the 2023 annual incentive program, which is based on GAAP revenue as well as revenue from discontinued operations, adjusted for the impact of foreign currency exchange rates. This metric is an important measure of the growth of the Company, our ability to satisfy our customers and to gain new customers, and the effectiveness of our products and solutions.
Measure:: 2
Pay vs Performance Disclosure
Name		EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name		Annual Organic Revenue Growth
Measure:: 4
Pay vs Performance Disclosure
Name		Annual Margin Expansion
Measure:: 5
Pay vs Performance Disclosure
Name		Cash flow
Gary A. Norcross [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 45,321,374		$ 25,023,771	$ 17,905,009
PEO Actually Paid Compensation Amount			19,650,428		(110,502)	16,684,741
Stephanie L. Ferris [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 19,435,522	15,830,864
PEO Actually Paid Compensation Amount		15,649,373	4,772,653
PEO | Gary A. Norcross [Member] | Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(30,599,876)		(14,339,482)	(12,385,502)
PEO | Gary A. Norcross [Member] | Amounts Reported Under The Option Awards Column In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(4,250,002)	(3,749,992)
PEO | Gary A. Norcross [Member] | Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					13,333,489	19,776,819
PEO | Gary A. Norcross [Member] | Fair Value Of Awards Granted During Year That Vest During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,537,377
PEO | Gary A. Norcross [Member] | Change In Fair Value From Prior Yearend To Current Yearend Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(13,943,099)	1,083,491
PEO | Gary A. Norcross [Member] | Change In Fair Value From Prior Yearend To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,231,661)		439,855	(5,609,821)
PEO | Gary A. Norcross [Member] | Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(376,786)		(6,375,034)	(335,263)
PEO | Stephanie L. Ferris [Member] | Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,005,347)	(12,922,017)
PEO | Stephanie L. Ferris [Member] | Amounts Reported Under The Option Awards Column In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,479,998)	(1,999,990)
PEO | Stephanie L. Ferris [Member] | Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		14,036,961	7,191,400
PEO | Stephanie L. Ferris [Member] | Change In Fair Value From Prior Yearend To Current Yearend Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(975,079)	(1,765,254)
PEO | Stephanie L. Ferris [Member] | Change In Fair Value From Prior Yearend To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(55,507)
PEO | Stephanie L. Ferris [Member] | Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,307,179)	(1,562,349)
Non-PEO NEO | Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,534,107)	(5,423,849)		(3,948,192)	(3,801,637)
Non-PEO NEO | Amounts Reported Under The Option Awards Column In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(936,002)	(829,998)		(1,138,876)	(917,720)
Non-PEO NEO | Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,422,045	2,868,422		3,761,408	4,504,649
Non-PEO NEO | Fair Value Of Awards Granted During Year That Vest During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			126,369			991,118
Non-PEO NEO | Change In Fair Value From Prior Yearend To Current Yearend Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(220,778)	(540,179)		(3,579,308)	149,092
Non-PEO NEO | Change In Fair Value From Prior Yearend To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(82,400)	(598,284)		(15,284)	364,656
Non-PEO NEO | Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (350,703)	$ (993,174)		$ (2,639,788)	$ (2,930,723)